Share Capital - Schedule of Share Purchase Warrants (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2023 $ / shares shares	Sep. 26, 2022 $ / shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	136,057,661
Ending balance (in shares)	137,569,590	136,057,661
Beginning balance | $	$ 495,895	$ 478,526
Exercised in the period | $	2,617	1,204
Ending balance | $	$ 624,655	$ 495,895
Number of shares issued (in shares)		136,057,661	137,569,590
Share Purchase Warrants
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	7,224,965	9,338,965
Exercised in period (in units)	(281,500)	(67,500)
Expired in period (in units)	(2,795,090)	(2,046,500)
Ending balance (in shares)	4,148,375	7,224,965
Beginning balance (in shares)	5,019,905	6,488,712
Exercised in the period (in shares)	(195,586)	(46,899)
Expired in period (in shares)	(1,942,029)	(1,421,908)
Ending balance (in shares)	2,882,290	5,019,905
Beginning balance | $	$ 10,183	$ 10,252
Exercised in the period | $	(475)	(69)
Ending balance | $	$ 9,708	$ 10,183
Gold X Warrant
Disclosure of classes of share capital [line items]
Exercised price (in CAD per share) | $ / shares			$ 2.14	$ 3.17